Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Borrowings - Schedule of Borrowings (Details) [Line Items]
Borrowings		$ 479,260	$ 208,127
Current		478,792	208,127
Non-current		468
Total		479,260	208,127
Promissory note [Member]
Borrowings - Schedule of Borrowings (Details) [Line Items]
Borrowings	[1]		14,907
August 2024 convertible senior notes [Member]
Borrowings - Schedule of Borrowings (Details) [Line Items]
Borrowings	[2]		32,503
November 2024 convertible senior notes [Member]
Borrowings - Schedule of Borrowings (Details) [Line Items]
Borrowings	[3]	93,630	160,717
June 2025 convertible senior notes [Member]
Borrowings - Schedule of Borrowings (Details) [Line Items]
Borrowings	[4]	160,409
November 2025 convertible senior notes [Member]
Borrowings - Schedule of Borrowings (Details) [Line Items]
Borrowings	[5]	198,740
Bank Loans [Member]
Borrowings - Schedule of Borrowings (Details) [Line Items]
Borrowings		$ 26,481

[1]	Promissory note
[2]	August 2024 convertible senior notes
[3]	November 2024 convertible senior notes
[4]	June 2025 convertible senior notes
[5]	November 2025 convertible senior notes